CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Professional fees	15,820	3,367	45,371	13,367	35,090	560,450
General and administrative	700	0	1,984	594	1,643	4,063
Total operating expenses	16,520	3,367	47,355	13,961	36,733	564,513
Loss from operations	(16,520)	(3,367)	(47,355)	(13,961)	(36,733)	(564,513)
Other expenses
Interest expense	(4,082)	(2,411)	(6,935)	(4,795)	(9,669)	(7,021)
Total other expenses	(4,082)	(2,411)	(6,935)	(4,795)	(9,669)	(7,021)
Net loss before tax provision	(20,602)	(5,778)	(54,290)	(18,756)	(46,402)	(571,534)
Tax provision	0	0	0	0	0	0
Net loss	$ (20,602)	$ (5,778)	$ (54,290)	$ (18,756)	$ (46,402)	$ (571,534)
Net loss per common share: basic and diluted	$ (0.10)	$ (0.03)	$ (0.25)	$ (0.09)	$ (0.22)	$ (2.65)
Weighted average common shares outstanding -basic and diluted	215,342	215,342	215,342	215,342	215,342	215,342